CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property, equipment and software		104,076	14,883	60,985	50,732
Amortization of intangible assets and land use rights		8,770	1,254	3,986	3,510
Share of results of equity investees		0	0	0	9,165
Realized gains from investments		(34,065)	(4,871)	(25,302)	(31,230)
Disposal loss on assets		9,244	1,322	4,828	2,724
Share-based compensation		39,218	5,608	53,217	58,353
Fair value change of investments		(36,838)	(5,268)	(12,860)	(2,065)
Allowance for expected credit losses		1,572	225	1,800	10,807
Write-down of inventory		3,518	503	26,885	1,453
Impairment loss on long-lived assets		582	83	0	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities		281,727	40,286	421,047	210,018
Operating lease right-of-use assets		166,631	23,828	128,465	41,262
Operating lease liabilities		(168,182)	(24,050)	(128,269)	(41,529)
Deferred revenue		480,049	68,646	848,272	278,288
Prepaid expenses and other current assets		(85,411)	(12,214)	(14,258)	(182,561)
Income tax payable		(443)	(63)	(3,613)	2,485
Other assets		(28,128)	(4,022)	(66,958)	(52,244)
Deferred tax assets		0	0	11,312	4,367
Deferred tax liabilities		(2,919)	(417)	(2,576)	(2,540)
Net cash generated from operating activities		416,094	59,501	258,007	353,697
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(13,569,433)	(1,940,403)	(14,635,262)	(19,314,820)
Proceeds from maturity of short-term investments		13,524,555	1,933,986	15,390,281	20,035,335
Purchase of property, equipment and software		(169,499)	(24,238)	(178,219)	(40,800)
Payment for asset acquisition		(161,062)	(23,032)	(1,696)	0
Payment for business combination, net of cash acquired		(32,220)	(4,607)	0	0
Purchase of long-term investments		(553,108)	(79,093)	(170,860)	(1,113,179)
Short-term loans to a third party		(293,000)	(41,898)	(540,000)	(600,000)
Repayment of short-term loans from a third party		293,000	41,898	719,200	498,800
Proceeds from redemption of long-term investments		141,856	20,285	37,027	110,594
Proceeds from disposal of property, equipment and software		128	18	350	92
Net cash (used in)/generated from investing activities		(818,783)	(117,084)	620,821	(423,978)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		0	0	0	12
Repurchase of ordinary shares		(343,360)	(49,100)	(205,302)	(90,492)
Proceeds from short-term loans		102,500	14,657	0	0
Proceeds from long-term loans		29,220	4,178	0	0
Repayments of short-term loans		(2,500)	(357)	0	0
Net cash used in financing activities		(214,140)	(30,622)	(205,302)	(90,480)
Effect of exchange rate changes		2,512	359	(17,139)	10,781
Net (decrease)/increase in cash, cash equivalents and restricted cash		(614,317)	(87,846)	656,387	(149,980)
Cash, cash equivalents and restricted cash at beginning of the year		1,326,340	189,664	669,953	819,933
Cash, cash equivalents and restricted cash at end of the year		712,023	101,818	1,326,340	669,953
Supplemental schedule of cash flow information
Income taxes paid	[1]	691	99	3,293	1,437
Non-cash investing and financing activity
Payables for purchase of property, equipment and software		191,824	27,430	4,938	4,589
Right-of-use assets in exchange for new lease liabilities		¥ 332,428	$ 47,537	¥ 639,386	¥ 156,534

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB691 in Chinese mainland, and nil in jurisdictions outside Chinese mainland.